Annual Total Returns [BarChart] - iShares 1-5 Year Investment Grade Corporate Bond ETF - iShares 1-5 Year Investment Grade Corporate Bond ETF	Jun. 29, 2021
Bar Chart Table:
Annual Return 2011	1.34%
Annual Return 2012	3.28%
Annual Return 2013	1.03%
Annual Return 2014	0.74%
Annual Return 2015	0.70%
Annual Return 2016	1.77%
Annual Return 2017	1.41%
Annual Return 2018	1.34%
Annual Return 2019	7.01%
Annual Return 2020	5.26%	[1]

[1]	The Fund’s year-to-date return as of March 31, 2021 was -0.54%.